Decommissioning Obligations - Detailed Information about Decommissioning Obligations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of decommissioning liabilities [abstract]
Opening carrying amount	$ 131,565	$ 125,721
Changes in estimates	(32,688)	769
Accretion of present value discount	5,361	5,075
Closing carrying amount	$ 104,238	$ 131,565